PAYROLL AND RELATED COSTS (Tables)	12 Months Ended
Jun. 30, 2020
PAYROLL AND RELATED COSTS [Abstract]
Expenses Recognized for Employee Benefits
Expenses recognized for employee benefits are analyzed below:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Salaries and other employee costs	228,818	216,617	213,252
Social security and other taxes	46,480	37,333	38,457
Retirement - contribution plan	823	513	906
Pensions - defined benefit scheme	134	129	310
Total payroll and related costs	276,255	254,592	252,925

Payroll and related costs from discontinued operations	-	22,182	14,380

Remuneration of Key Management Personnel
26.1.	Remuneration of Key Management Personnel

The key management personnel include the directors.

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Salaries and other employee costs	242	566	1,684
Share - based payments	14	760	3,099
Total remuneration of key management personnel	256	1,326	4,783